Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Summary of trade and other receivables

As of December 31, 2023, trade and other receivables consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2023	allowance	2023
Cash receivable from agents	695	(10)	685
Deposits issued to merchants	1,303	(40)	1,263
Other receivables	115	(26)	89
Total financial assets	2,113	(76)	2,037
Advances issued	43	—	43
Total trade and other receivables	2,156	(76)	2,080

As of December 31, 2022, trade and other receivables consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2022	loss allowance	2022
Cash receivable from agents	4,385	(325)	4,060
Deposits issued to merchants	6,771	(15)	6,756
Receivables related to marketing activity	3,422	(20)	3,402
Receivables related to guarantees issued and exercised	686	(589)	97
Commissions receivable	394	(30)	364
Other receivables	226	(37)	189
Total financial assets	15,884	(1,016)	14,868
Advances issued	326	—	326
Total trade and other receivables	16,210	(1,016)	15,194

Trade and other receivables (except for advances issued)
Trade and other receivables
Summary of credit risk exposure using provision matrix

December 31, 2022	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	1.8%	11%	47%	81%
Exposure at default	14,694	255	125	810	15,884
Expected credit loss	(268)	(29)	(59)	(660)	(1,016)

11.Trade and other receivables (continued)

Summary of analysis of changes in loss allowances for receivables

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the years ended December 31 was the following:

	2021	2022	2023
ECL allowance as of January 1,	(284)	(509)	(1,016)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	(262)	(603)	(991)
Amounts written off	37	96	216
Assets held for sale	—	—	1,715
ECL allowance as of December 31,	(509)	(1,016)	(76)